November 10, 1999


Report to Fellow Shareholders:

     Nicholas Fund declined 8.64% in the first six months of fiscal year 2000 which ended September 30, 1999. In comparison, the Standard & Poor's 500 Index and Russell 2000 Index increased 0.36% and 8.25%, respectively. Cash and equivalents were 11.66% at September 30.

                                   Average Annual Total Return*

                                                           July 14,
                                                            1969**
                        1 Year  5 Years 10 Years 15 Years 30.2 Years
                        ------  ------- -------- -------- ----------
Nicholas Fund, Inc.
(Distributions
Reinvested)........      8.20%  17.40%   13.45%   14.58%    13.55%
Standard & Poor's 500
Index (Dividends
Reinvested)........     27.79%  25.02%   16.81%   17.97%    12.93%
Russell 2000 Index
(Dividends
Reinvested)........     19.07%  12.38%   10.93%   11.74%      NA
Consumer Price
Index..............      2.63%   2.36%    3.00%    3.20%    5.16%
Ending value of $10,000
invested in Nicholas
Fund, Inc. (Distributions
Reinvested)........     $10,820 $22,306  $35,312  $77,035  $465,452

     As noted above, the six-month period ended September 30, 1999 has been difficult for Nicholas Fund; however, our long-term record remains strong. Since inception over thirty years ago the average annual total return through September 30, 1999 is 13.55%. The fact remains that in the last six months ended September 30, Nicholas Funds' relative performance has lagged.

     The narrowness of the stock market has contributed to our underperformance as large company stocks have outperformed small company stocks. The Funds' holdings include mid- and small-cap companies in addition to large-cap securities. Furthermore, technology stocks, especially the large companies, have been superb performers. While we have never been market weighted in technology, we intend to increase our participation in this area in the future. Technology continues to become a bigger factor in our lives and the securities markets. Highflying internet stocks are also responsible for making the market look better than it is overall. We have not participated in internet issues as these companies generally have no earnings and carry very high risk.

     In addition, our short-term performance has been adversely affected by the sectors we have emphasized. We are overweighted in healthcare stocks which have been weak performers. Fear of reimbursement cuts and government investigations have caused numerous solid companies to be down significantly. We have selectively sold securities in this sector which have not met our objectives. However, we are retaining many positions that we believe have a bright future.

     Out of favor financial stocks have also contributed to our underperformance. Rising interest rates have affected this industry group. This has been a lucrative sector for us in the past, and we believe this will again be true in the future. At current price levels, we have a positive view of bank and insurance stocks for the long term.

     While it has been difficult in the short-term to base our investment decisions on fundamentals (and not stock price momentum), we are adhering to our time-proven philosophy. It is our strategy to buy growth companies at reasonable prices. We will continue to seek stocks with relatively low price to earnings ratios. We often hold contrary opinions to current "wisdom" and buy lesser known and out of favor stocks. This may adversely affect our performance in the short-term.

     While willing to make adjustments, we remain confident in our investment philosophy and program. It is a program of stock-picking that we have practiced consistently for many years. While we may be out of step in the short-term (under two years), our program has been successful in the long-term. We feel that long-term investors will be rewarded for their patience. "Staying the course" and patience are the common denominators of most successful investment records.

     We want to thank you for your investment in Nicholas Fund.


     Sincerely,


     /s/ Albert O. Nicholas                  /s/ David O. Nicholas
     ----------------------                  ---------------------
     Albert O. Nicholas                      David O. Nicholas
     Co-Portfolio Manager                    Co-Portfolio Manager




* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

**Date of initial public offering.  Starting time period for Standard
  & Poor's 500 and the Consumer Price Index was June 30, 1969.

Financial Highlights
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------

                                              Six Months               Year ended March 31,
                                            Ended 9/30/99   --------------------------------------------
                                            (unaudited)       1999     1998     1997     1996      1995
                                            -----------      ------   ------   ------   ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD           $85.20        $93.98   $67.11   $63.81   $52.22    $51.10
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           .17           .51      .36      .40      .57       .69
  Net gains (losses) on securities
     (realized and unrealized)                  (6.85)         (.43)   32.67     8.64    15.68      4.46
                                               ------        ------   ------   ------   ------    ------
     Total from investment operations           (6.68)          .08    33.03     9.04    16.25      5.15
                                               ------        ------   ------   ------   ------    ------
  LESS DISTRIBUTIONS:
    From net investment income                   (.05)         (.59)    (.36)    (.42)    (.57)     (.71)
    From capital gains                          (4.75)        (8.27)   (5.80)   (5.32)   (4.09)    (3.32)
                                               ------        ------   ------   ------   ------    ------
     Total distributions                        (4.80)        (8.86)   (6.16)   (5.74)   (4.66)    (4.03)
                                               ------        ------   ------   ------   ------    ------
NET ASSET VALUE, END OF PERIOD                 $73.72        $85.20   $93.98   $67.11   $63.81    $52.22
                                               ------        ------   ------   ------   ------    ------
                                               ------        ------   ------   ------   ------    ------

TOTAL RETURN                                  (8.64)%**        .13%   50.98%   14.68%   32.38%    10.88%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)    $4,782.8      $5,619.4 $5,907.2 $3,989.5 $3,655.3  $3,004.4
     Ratio of expenses to average net assets    .72%*          .71%     .71%     .72%     .74%      .77%
     Ratio of net investment income
       to average net assets                    .40%*          .58%     .44%     .61%     .87%     1.34%
     Portfolio turnover rate                  12.88%*        25.04%   17.01%   15.18%   25.70%    29.82%

  * Annualized.
 ** Not annualized.



          The accompanying notes to financial statements
            are an integral part of these statements.
------------------------------------------------------------------------------
Top Ten Portfolio Holdings
September 30, 1999 (unaudited)
------------------------------------------------------------------------------

                                        Percentage of
                                          Net Assets
                                      ----------------
Berkshire Hathaway Inc. - Class A ........  4.55%
General Motors Corporation - Class H .....  4.18%
Marshall & Ilsley Corporation ............  3.99%
Citigroup Inc. ...........................  3.11%
Fannie Mae ...............................  3.01%
Freddie Mac ..............................  3.01%
American International Group, Inc. .......  2.77%
Fifth Third Bancorp ......................  2.76%
Mercury General Corporation ..............  2.59%
ADC Telecommunications, Inc. .............  2.18%
                                           ------

     Total of top ten .................... 32.15%
                                           ------
                                           ------

Schedule of Investments
September 30, 1999 (unaudited)
-------------------------------------------------------------------------------

 Shares or                                                      Quoted
  Principal                                                     Market
   Amount                                                        Value
-------------                                              -----------------
                                                              (Note 1(a))
COMMON STOCKS - 87.61%

              Agriculture - 1.34%
   1,800,000  Monsanto Company                               $   64,237,500
                                                             --------------
              Banks and Finance - 19.20%
   3,378,000  Citigroup Inc.                                    148,632,000
   2,300,000  Fannie Mae                                        144,181,250
   2,168,812  Fifth Third Bancorp                               131,958,764
   3,044,392  Firstar Corporation                                78,012,545
   2,771,200  Freddie Mac                                       144,102,400
   3,341,363  Marshall & Ilsley Corporation                     190,666,526
     700,000  Merrill Lynch & Co., Inc.                          47,031,250
   1,110,700  U.S. Bancorp                                       33,529,256
                                                             --------------
                                                                918,113,991
                                                             --------------
              Business Services - 1.66%
   1,372,000  Cintas Corporation                                 79,318,750
                                                             --------------
              Consumer Products
               and Services - 3.23%
     534,500  Harley-Davidson, Inc.                              26,758,406
   1,510,000  Leggett & Platt, Incorporated                      29,728,125
   2,666,800  ServiceMaster Company (The)                        42,835,475
   1,692,600  Valspar Corporation (The)                          55,326,863
                                                             --------------
                                                                154,648,869
                                                             --------------
              Energy - 1.42%
     150,000  Atlantic Richfield Company                         13,293,750
     700,000  Burlington Resources Inc.                          25,725,000
     200,000  Chevron Corporation                                17,750,000
     110,000  Mobil Corporation                                  11,082,500
                                                             --------------
                                                                 67,851,250
                                                             --------------
              Food and Beverage - 1.35%
   1,500,000  McDonald's Corporation                             64,500,000
                                                             --------------
              Health Care Products - 11.81%
   1,700,000  Abbott Laboratories                                62,475,000
   2,036,000  American Home Products Corporation                 84,494,000
     896,400  Boston Scientific Corporation *                    22,129,875
   1,493,600  Elan Corporation PLC *                             50,128,950
     415,000  Eli Lilly and Company                              26,560,000
     529,000  Guidant Corporation *                              28,367,625
   1,023,796  Medtronic, Inc.                                    36,344,758
   1,200,000  Pfizer Inc.                                        43,125,000
   1,700,000  Stryker Corporation                                86,912,500
   2,463,500  St. Jude Medical, Inc. *                           77,600,250
   1,534,927  Watson Pharmaceuticals, Inc. *                     46,911,206
                                                             --------------
                                                                565,049,164
                                                             --------------
              Health Care Services - 3.55%
   1,315,725  Cardinal Health, Inc.                              71,707,013
   1,440,000  Manor Care, Inc. *                                 24,750,000
   6,976,637  Health Management Associates, Inc. - Class A *     51,452,698
   1,099,452  National HealthCare Corporation * +                 7,696,164
   1,580,000  PSS World Medical, Inc. *                          14,121,250
                                                             --------------
                                                                169,727,125
                                                             --------------
              Industrial Products
               and Services - 5.80%
   1,594,500  Fastenal Company                                   75,140,813
   4,113,200  Republic Services, Inc. *                          44,731,050
   3,297,400  Sybron International Corporation *                 88,617,625
   1,851,825  Thermo Electron Corporation *                      24,883,898
   1,200,000  Vulcan Materials Company                           43,950,000
                                                             --------------
                                                                277,323,386
                                                             --------------
              Insurance - 9.85%
   1,526,562  American International Group, Inc.                132,715,484
   2,741,131  Foremost Corporation of America +                  65,787,144
   4,497,400  Mercury General Corporation +                     123,959,587
   1,739,600  Mutual Risk Management Ltd.                        21,310,100
     587,300  Progressive Corporation (The)                      47,975,069
   2,737,000  Protective Life Corporation                        79,373,000
                                                             --------------
                                                                471,120,384
                                                             --------------
              Investment Management - 0.93%
   1,439,900  Franklin Resources, Inc.                           44,276,925
                                                             --------------
              Media and Entertainment - 4.48%
     455,000  CBS Corporation *                                  21,043,750
     918,600  Clear Channel Communications, Inc. *               73,373,175
     771,819  Hearst-Argyle Television, Inc. *                   16,594,108
     470,866  Pulitzer Inc.                                      21,394,974
   1,485,000  USA Networks, Inc. *                               57,543,750
     950,000  Walt Disney Company (The)                          24,581,250
                                                             --------------
                                                                214,531,007
                                                             --------------
              Real Estate - 0.48%
   1,385,300  National Health Investors, Inc. +                  22,770,869
                                                             --------------
              Retail Trade - 5.89%
   1,850,000  AutoZone, Inc. *                                   51,915,625
     930,000  CVS Corporation                                    37,955,625
     943,200  Home Depot, Inc. (The)                             64,727,100
     998,700  Kohl's Corporation *                               66,039,038
   2,400,000  Walgreen Co.                                       60,900,000
                                                             --------------
                                                                281,537,388
                                                             --------------
              Technology and
               Communications - 11.22%
   2,490,000  ADC Telecommunications, Inc. *                    104,424,375
     183,900  Cincinnati Bell Inc.                                3,574,556
   3,488,900  General Motors Corporation - Class H *            199,739,525
     400,500  Intel Corporation                                  29,762,156
     300,000  International Business Machines Corporation        36,412,500
   1,357,100  Loral Space & Communications Ltd. *                23,325,156
     850,000  Motorola, Inc.                                     74,800,000
   2,178,882  Qwest Communications International, Inc. *         64,413,199
                                                             --------------
                                                                536,451,467
                                                             --------------
              Transportation - 0.85%
   2,887,589  Heartland Express, Inc. * +                        40,787,195
                                                             --------------
              Miscellaneous - 4.55%
       3,959  Berkshire Hathaway Inc. - Class A *               217,745,000
          38  Berkshire Hathaway Inc. - Class B *                    70,528
                                                             --------------
                                                                217,815,528
                                                             --------------
               TOTAL COMMON STOCKS
                (cost $2,228,486,915)                         4,190,060,798
                                                             --------------

              CORPORATE BONDS - 0.73%
 $ 9,000,000  Textron Financial Corporation
               5.58%, November 24, 1999                           8,993,295
  25,760,000  AT&T Capital Corporation
               6.48%, December 3, 1999                           25,784,601
                                                             --------------
               TOTAL CORPORATE BONDS
                (cost $34,792,369)                               34,777,896
                                                             --------------

SHORT-TERM INVESTMENTS - 10.20%
              Commercial Paper - 9.64%
  15,000,000  ConAgra, Inc.
               5.41%, due October 1, 1999                        15,000,000
   5,000,000  Banta Corporation
               5.50%, due October 4, 1999                         4,997,708
   4,187,000  Fiserv, Inc.
               5.45%, due October 4, 1999                         4,185,098
   2,000,000  Quad/Graphics, Inc.
               5.45%, due October 4, 1999                         1,999,092
  16,500,000  ConAgra, Inc.
               5.40%, due October 5, 1999                        16,490,100
  20,000,000  Marriott International, Inc.
               5.45%, due October 6, 1999                        19,984,861
   9,325,000  Fiserv, Inc.
               5.50%, due October 7, 1999                         9,316,452
   4,400,000  Manpower Inc.
               5.50%, due October 7, 1999                         4,395,967
   9,500,000  Banta Corporation
               5.50%, due October 8, 1999                         9,489,840
   8,000,000  Marriott International, Inc.
               5.48%, due October 8, 1999                         7,991,476
   6,000,000  Banta Corporation
               5.50%, due October 12, 1999                        5,989,917
   6,000,000  Quad/Graphics, Inc.
               5.50%, due October 12, 1999                        5,989,917
  10,000,000  Marriott International, Inc.
               5.45%, due October 13, 1999                        9,981,833
  25,054,000  Goodyear Tire & Rubber Company (The)
               5.45%, due October 14, 1999                       25,004,692
  19,940,000  Goodyear Tire & Rubber Company (The)
               5.52%, due October 14, 1999                       19,900,253
   9,000,000  Tyco International Group, S.A.
               5.55%, due October 14, 1999                        8,981,962
   7,500,000  Goodyear Tire & Rubber Company (The)
               5.50%, due October 15, 1999                        7,483,958
  10,000,000  Manpower Inc.
               5.50%, due October 15, 1999                        9,978,611
  15,000,000  Fiserv, Inc.
               5.45%, due October 18, 1999                       14,961,396
  20,000,000  Cox Enterprises, Inc.
               5.50%, due October 19, 1999                       19,945,000
  15,000,000  Raytheon Company
               5.45%, due October 19, 1999                       14,959,125
  16,700,000  Tandy Corporation
               5.48%, due October 19, 1999                       16,654,242
   8,000,000  A.O. Smith Corporation
               5.50%, due October 20, 1999                        7,976,778
   6,702,000  Fiserv, Inc.
               5.50%, due October 20, 1999                        6,682,546
   4,000,000  Manpower Inc.
               5.50%, due October 20, 1999                        3,988,389
   6,000,000  Tandy Corporation
               5.47%, due October 20, 1999                        5,982,678
   6,000,000  Cox Enterprises, Inc.
               5.50%, due October 22, 1999                        5,980,750
  12,335,000  Fiserv, Inc.
               5.50%, due October 22, 1999                       12,295,425
  12,000,000  Raytheon Company
               5.45%, due October 25, 1999                       11,956,400
   5,500,000  Tandy Corporation
               5.47%, due October 26, 1999                        5,479,108
  10,000,000  Quad/Graphics, Inc.
               5.50%, due October 27, 1999                        9,960,278
   6,000,000  A.O. Smith Corporation
               5.50%, due November 1, 1999                        5,971,583
   3,000,000  Banta Corporation
               5.50%, due November 1, 1999                        2,985,792
  20,000,000  Cox Communications, Inc.
               5.52%, due November 2, 1999                       19,901,867
   5,000,000  Briggs & Stratton Corporation
               5.50%, due November 3, 1999                        4,974,792
   2,000,000  Banta Corporation
               5.50%, due November 4, 1999                        1,989,611
   2,000,000  Briggs & Stratton Corporation
               5.50%, due November 4, 1999                        1,989,611
   3,252,000  Fiserv, Inc.
               5.50%, due November 4, 1999                        3,235,108
   3,000,000  Universal Foods Corporation
               5.50%, due November 4, 1999                        2,984,417
   6,500,000  Briggs & Stratton Corporation
               5.50%, due November 5, 1999                        6,465,243
  17,000,000  Raytheon Company
               5.51%, due November 8, 1999                       16,901,126
  17,500,000  Raytheon Company
               5.50%, due November 12, 1999                      17,387,708
   8,000,000  A.O. Smith Corporation
               5.55%, due November 15, 1999                       7,944,500
   8,000,000  Quad/Graphics, Inc.
               5.50%, due November 17, 1999                       7,942,555
   7,500,000  Medallion Funding Corporation
               5.57%, due November 23, 1999                       7,438,498
  10,000,000  Firstar Corporation
               5.40%, due December 1, 1999                        9,908,500
   4,500,000  A.O. Smith Corporation
               5.60%, due December 7, 1999                        4,453,100
  15,000,000  ConAgra, Inc.
               5.46%, due December 17, 1999                      14,824,825
                                                             --------------
                                                                461,282,688
                                                             --------------
              Variable Rate Demand Note - 0.56%
  26,557,024  Firstar Bank U.S.A., N.A.
               5.05%, due October 1, 1999                        26,557,024
                                                             --------------
              TOTAL SHORT-TERM INVESTMENTS
               (cost $486,519,637)                              487,839,712
                                                             --------------
              TOTAL INVESTMENTS
               (cost $2,749,798,921)                          4,712,678,406
                                                             --------------
              CASH AND RECEIVABLES,
               NET OF LIABILITIES - 1.46%                        70,105,434
                                                             --------------
                  TOTAL NET ASSETS
                   (Basis of percentages
                   disclosed above)                          $4,782,783,840
                                                             --------------
                                                             --------------

 + This company is affiliated with the Fund as defined in Section 2(a)(3) of the Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 5)

 * Nondividend paying security.

    The accompany notes to financial statements are an integral part of this schedule.


Statement of Assets and Liabilities
September 30, 1999 (unaudited)
-------------------------------------------------------------------------------

ASSETS:
     Investments in securities at market value (Note 1 (a)) -
          Nonaffiliated issuers (cost $2,572,580,253) -
            see accompanying schedule of investments .......... $4,451,677,447
          Affiliated issuers (cost $177,218,668) -
            see accompanying schedule of investments (Note 5) .    261,000,959
                                                                --------------
               Total investments ..............................  4,712,678,406
                                                                --------------
     Receivables --
          Investment securities sold ..........................     70,750,307
          Dividends and interest ..............................      2,781,041
                                                                --------------
               Total receivables ..............................     73,531,348
                                                                --------------
               Total assets ...................................  4,786,209,754
                                                                --------------

LIABILITIES:
     Payables --
          Management fee (Note 2) .............................      2,682,897
          Other payables and accrued expenses .................        743,017
                                                                --------------
               Total liabilities ..............................      3,425,914
                                                                --------------
               Total net assets ............................... $4,782,783,840
                                                                --------------
                                                                --------------

NET ASSETS CONSIST OF:
      Fund shares issued and outstanding ...................... $2,681,212,620
      Net unrealized appreciation on
      investments (Note 3) ....................................  1,961,559,410
      Accumulated undistributed net realized
      gains on investments ....................................    132,159,991
      Accumulated undistributed net investment income .........      7,851,819
                                                                --------------
                                                                $4,782,783,840
                                                                --------------
                                                                --------------

NET ASSET VALUE PER SHARE ($.50 par value, 200,000,000 shares authorized)
     offering price and redemption price ($4,782,783,840/64,875,410 shares
     outstanding) ..............................................        $73.72
                                                                        ------
                                                                        ------

          The accompanying notes to financial statements are an integral part of this statement.


Statement of Operations
For the six months ended September 30, 1999 (unaudited)
-------------------------------------------------------------------------------

INCOME:
     Dividends --
          Nonaffiliated issuers ...............................  $  18,624,198
          Affiliated issuers (Note 5) .........................      4,673,796
     Interest .................................................      7,857,990
                                                                 -------------
                                                                    31,155,984
                                                                 -------------
EXPENSES:
     Management fee (Note 2) ..................................     18,187,774
     Transfer agent fees ......................................      1,367,059
     Postage and mailing ......................................        208,728
     Custodian fees ...........................................        142,118
     Registration fees ........................................         91,295
     Printing .................................................         90,487
     Telephone ................................................         27,832
     Legal fees ...............................................         25,103
     Audit and tax consulting fees ............................         11,900
     Directors' fees ..........................................          7,593
     Other operating expenses .................................          1,115
                                                                 -------------
                                                                    20,161,004
                                                                 -------------
               Net investment income ..........................     10,994,980
                                                                 -------------

NET REALIZED GAINS ON INVESTMENTS:
     Nonaffiliated issuers ....................................    207,366,172
     Affiliated issuers (Note 5) ..............................    (75,083,150)
                                                                 -------------
                                                                   132,283,022
                                                                 -------------
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS ........   (595,304,272)
                                                                 -------------
               Net loss on investments ........................   (463,021,250)
                                                                 -------------
               Net decrease in net assets resulting
               from operations ................................  $(452,026,270)
                                                                 -------------
                                                                 -------------

               The accompanying notes to financial statements
                  are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 1999 (unaudited)
 and the year ended March 31, 1999
-------------------------------------------------------------------------------

                                                                           Six Months
                                                                          Ended 9/30/99            1999
                                                                          -------------       --------------
OPERATIONS:
    Net investment income ..............................................  $   10,994,980      $   32,344,013
    Net realized gains on investments ..................................     132,283,022         677,496,197
    Net decrease in unrealized appreciation on investments .............    (595,304,272)       (713,780,961)
                                                                          --------------      --------------
             Net decrease in net assets resulting
             from operations ...........................................    (452,026,270)         (3,940,751)
                                                                          --------------      --------------


DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
      ($0.0520 and $0.5880 per share, respectively) ....................      (3,387,901)        (37,283,083)
    Distributions from net realized gains on investment transactions
      ($4.7433 and $8.2716 per share, respectively) ....................    (309,035,390)       (524,154,834)
                                                                          --------------      --------------

             Total distributions .......................................    (312,423,291)       (561,437,917)
                                                                          --------------      --------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (1,592,007 and 4,909,542
      shares, respectively) ............................................     133,618,077         427,202,000
    Net asset value of shares issued in distributions
      to shareholders (3,388,830 and 6,048,038 shares, respectively) ...     290,592,167         523,117,516
    Cost of shares redeemed (6,057,943 and 7,861,685 shares,
      respectively) ....................................................    (496,357,040)       (672,764,933)
                                                                          --------------      --------------
             Increase (decrease) in net assets derived from capital share
               transactions ............................................     (72,146,796)        277,554,583
                                                                          --------------      --------------
             Total decrease in net assets ..............................    (836,596,357)       (287,824,085)
                                                                          --------------      --------------

NET ASSETS, at the beginning of the period (including undistributed net
  investment income of $244,740 and $5,183,810, respectively) ..........   5,619,380,197       5,907,204,282
                                                                          --------------      --------------
NET ASSETS, at the end of the period (including undistributed net
  investment income of $7,851,819 and $244,740, respectively) ..........  $4,782,783,840      $5,619,380,197
                                                                          --------------      --------------
                                                                          --------------      --------------

    The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 1999 (unaudited)
-------------------------------------------------------------------------------

(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is capital appreciation. To achieve its objective, the Fund invests in a diversified group of common stocks having growth potential. The following is a summary of the significant accounting policies of the Fund.

    (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Most debt securities, excluding short-term investments, are valued at current evaluated bid price. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are generally recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for federal income tax purposes.

    (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific certificates.

    (c) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

    (d) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

    (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on .75 of 1% on an annual basis of the average net asset value up to and including $50 million and .65 of 1% on an annual basis of the average net asset value in excess of $50 million.
    Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. This advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --
    Aggregate gross unrealized appreciation (depreciation) as of September 30, 1999, based on investment cost for federal tax purposes is as follows:

         Aggregate gross unrealized appreciation on investments .....   $2,130,916,659
         Aggregate gross unrealized depreciation on investments .....     (169,357,249)
                                                                        --------------
              Net unrealized appreciation ...........................   $1,961,559,410
                                                                        --------------
                                                                        --------------

(4) Investment Transactions --
    For the six months ended September 30, 1999, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $338,759,404 and $951,182,194, respectively.




(5) Transactions with Affiliates -
    Following is an analysis of fiscal 2000 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:

                                                                                                  Amount of
                                                                                                   Capital
                                                                                  Amount of      Gain (Loss)
                                                                                  Dividends       Realized
                                                 Share Activity                   Credited         on Sale
                                   __________________________________________     to Income       of Shares
                                     Balance                          Balance     in Fiscal       in Fiscal
           Security Name             3/31/99   Purchases    Sales     9/30/99       2000            2000
           -------------            ---------  ---------  ---------  ---------   ----------     ------------
Foremost Corporation of America     2,741,131      -          -      2,741,131   $  493,404     $      -
General Cable Corporation (a)       2,537,400      -      2,537,400      -          241,240      (21,181,349)
Heartland Express, Inc.             2,837,589    50,000       -      2,887,589        -                -
Interim Services, Inc. (a)          2,396,000      -      2,396,000      -            -          (19,739,860)
Mercury General Corporation         4,435,600    61,800       -      4,497,400    1,888,908            -
National HealthCare Corporation     1,099,452      -          -      1,099,452        -                -
National Health Investors, Inc.     1,385,300      -          -      1,385,300    2,050,244            -
Quorum Health Group, Inc. (a)       4,292,000      -      4,292,000      -            -          (34,161,941)

                                                                                 ----------     ------------
                                                                                 $4,673,796     $(75,083,150)
                                                                                 ----------     ------------
                                                                                 ----------     ------------

(a) As of September 30, 1999, the Fund is no longer affiliated with this company.


Historical Record (unaudited)
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                                              Net Investment                      Dollar
                                  Net             Income       Capital Gain      Weighted         Growth of An
                               Asset Value    Distributions    Distributions    Price/Earnings   Initial $10,000
                                Per Share       Per Share        Per Share         Ratio**        Investment***
                               -----------    -------------    -------------    --------------   ---------------
July 14, 1969*...............   $ 6.59          $  --            $  --             --             $ 10,000
March 31, 1986...............    35.26           0.5750           0.6100          15.8 times        87,699
March 31, 1987...............    39.94           0.8820           0.1870          16.3             102,387
March 31, 1988...............    32.15           1.8400           4.0340          14.1              98,557
March 31, 1989...............    35.27           1.0250           0.4510          13.2             113,155
March 31, 1990...............    37.72           0.9240           1.0540          14.9             127,360
March 31, 1991...............    42.99           0.7900           0.2250          16.9             149,180
March 31, 1992...............    49.68           0.6790           0.8240          19.4             178,011
March 31, 1993...............    52.91           0.6790           2.0420          18.5             200,098
March 31, 1994...............    51.10           0.8175           1.0470          16.7             200,182
March 31, 1995...............    52.22           0.7070           3.3170          17.2             221,970
March 31, 1996...............    63.81           0.5650           4.0945          21.0             293,836
March 31, 1997..............     67.11           0.4179           5.3166          21.7             336,973
March 31, 1998...............    93.98           0.3616           5.8002          30.0             508,762
March 31, 1999...............    85.20           0.5880           8.2716          31.7             509,446
September 30, 1999...........    73.72           0.0520 (a)       4.7433 (a)      29.2             465,452


    * Date of Initial Public Offering.
   ** Based on latest 12 months accomplished earnings.
  *** Assuming reinvestment of all distributions.


 (a) Paid May 20, 1999 to shareholders of record May 19, 1999.


     Range in quarter end price/earnings
     ratios since December 31, 1974
          High                          Low
   ------------------           ------------------
   June 30, 1999 31.7           March 31, 1982 8.3

Automatic Investment Plan - An Update (unaudited)

The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods (5-10 years or more) so that investments are made through several market cycles. The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.

                                                                           Nicholas Fund
                                                                   ______________________________
     $1,000 initial investment on                                     7/14/69*       9/30/89

     Number of years of investing $100 each month following
          the date of initial investment                                30.2          10
     Total cash invested                                              $ 37,300       $13,000
     Total dividends and capital gains distributions reinvested       $360,110       $10,436
     Total full shares owned 9/30/99                                     9,448           392
     Total market value on 9/30/99                                    $696,488       $28,981

The results above assume purchase on the last day of the month. The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor). Total market value includes reinvestment of all distributions.

* Date of initial public offering.


Dividend Distribution Schedule

         NICHOLAS FAMILY OF FUNDS DECEMBER 1999 DISTRIBUTION SCHEDULE

Fund                Record Date         Ex-Dividend Date         Payment Date
----                -----------         ----------------         ------------
Nicholas Fund, Inc. December 21           December 22             December 22
Nicholas II, Inc.   December 22           December 23             December 23
Nicholas Limited
Edition, Inc.       December 28           December 29             December 29
Nicholas Equity
Income Fund, Inc.   December 29           December 30             December 30
Nicholas Income
Fund, Inc.          December 29           December 30             December 30

Officers and Directors

ALBERT O. NICHOLAS, President and Director

ROBERT H. BOCK, Director

MELVIN L. SCHULTZ, Director

RICHARD SEAMAN, Director

DAVID L. JOHNSON, Executive Vice President

THOMAS J. SAEGER, Executive Vice President and Secretary

DAVID O. NICHOLAS, Senior Vice President

LYNN S. NICHOLAS, Senior Vice President

JEFFREY T. MAY, Senior Vice President and Treasurer

MARK J. GIESE, Vice President

CANDACE L. LESAK, Vice President

TRACY C. EBERLEIN, Assistant Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
414-272-6133 or 800-227-5987

Transfer Agent
FIRSTAR MUTUAL FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Custodian
FIRSTAR INSTITUTIONAL CUSTODY SERVICES
Milwaukee, Wisconsin

Auditors
ARTHUR ANDERSEN LLP
Milwaukee, Wisconsin

Counsel
DAVIS & KUELTHAU, S.C.
Milwaukee, Wisconsin

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        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

700 North Water Street
Milwaukee, Wisconsin  53202
www.nicholasfunds.com

September 30, 1999